Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share Capital [member]	Share Premium [member]	Other Equity Instruments [member]	Other Reserves Available-For-Sale [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Other Reserves Cash Flow Hedging [member]	Other Reserves Currency Translation [member]	Retained Earnings [member]	Total [member]	Non-Controlling Interests [member]
Beginning balance (Previously Stated [member]) at Dec. 31, 2017	£ 16,205	£ 3,119	£ 5,620	£ 2,281	£ 68		£ 228	£ 5	£ 4,732	£ 16,053	£ 152
Beginning balance (Adjustment for Adoption of IFRS 9 [member]) at Dec. 31, 2017	(192)				£ (68)	£ 63			(187)	(192)
Beginning balance at Dec. 31, 2017	16,013	3,119	5,620	2,281		63	228	5	4,545	15,861	152
Statement [LineItems]
Profit after tax	672								660	660	12
Other comprehensive income, net of tax:
- Fair value reserve (debt instrument)	(21)					(21)				(21)
- Cash flow hedges	(85)						(85)			(85)
- Pension remeasurement	397								396	396	1
- Own credit adjustment	(23)								(23)	(23)
Total comprehensive income	940					(21)	(85)		1,033	927	13
Other	(45)								(45)	(45)
Dividends on ordinary shares	(250)								(250)	(250)
Dividends on preference shares and other equity instruments	(90)								(90)	(90)
Ending balance at Jun. 30, 2018	16,568	3,119	5,620	2,281		42	143	5	5,193	16,403	165
Beginning balance at Dec. 31, 2018	15,909	3,119	5,620	1,991		23	256	5	4,744	15,758	151
Statement [LineItems]
Profit after tax	419								410	410	9
Other comprehensive income, net of tax:
- Fair value reserve (debt instrument)	11					11				11
- Cash flow hedges	236						236			236
- Pension remeasurement	(210)								(209)	(209)	(1)
- Own credit adjustment	(43)								(43)	(43)
Total comprehensive income	413					11	236		158	405	8
Repurchase of preference shares and other equity instruments	(14)	(14)								(14)
Dividends on ordinary shares	(164)								(164)	(164)
Dividends on preference shares and other equity instruments	(80)								(80)	(80)
Ending balance at Jun. 30, 2019	£ 16,064	£ 3,105	£ 5,620	£ 1,991		£ 34	£ 492	£ 5	£ 4,658	£ 15,905	£ 159